CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 25,971,261	$ 1,341,267
Short-term investments	5,064,904	21,368,455
Marketable securities	1,030,880	410,080
Other assets	1,282,915	1,441,814
CURRENT ASSETS	33,349,960	24,561,616
Property, plant and equipment	159,604	279,540
Right-of-use assets	172,611	379,511
Exploration and evaluation assets	110,236,198	89,161,878
ASSETS	143,918,373	114,382,545
LIABILITIES
Accounts payable and accrued liabilities	4,276,310	4,222,346
Current portion of lease obligation	185,515	245,673
CURRENT LIABILITIES	4,461,825	4,468,019
Lease obligations	12,298	172,308
LIABILITIES	4,474,123	4,640,327
SHAREHOLDERS' EQUITY
Share capital	216,289,331	183,542,846
Contributed surplus	38,084,656	37,790,810
Deficit	(114,929,737)	(111,591,438)
SHAREHOLDERS' EQUITY	139,444,250	109,742,218
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 143,918,373	$ 114,382,545